Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.3%
Selamat Sempurna Tbk PT	10,697,900	$783,488

Automobiles — 5.7%
Astra International Tbk PT	49,626,130	16,202,371

Banks — 37.3%
Bank Central Asia Tbk PT	28,202,058	50,091,951
Bank Mandiri Persero Tbk PT	43,949,060	13,446,427
Bank Negara Indonesia Persero Tbk PT	24,675,958	6,468,783
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,821,636	771,009
Bank Pembangunan Daerah Jawa Timur Tbk PT	19,516,100	651,872
Bank Rakyat Indonesia Persero Tbk PT	154,118,060	31,118,979
Bank Tabungan Negara Persero Tbk PT	19,639,126	1,021,611
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	8,237,400	1,623,800

		105,194,432

Capital Markets — 0.6%
Kresna Graha Investama Tbk PT(a)	42,785,800	202,068
Pacific Strategic Financial Tbk PT(a)	20,266,400	1,435,710
Pool Advista Indonesia Tbk PT(a)	7,157,600	24,496

		1,662,274

Chemicals — 3.0%
Barito Pacific Tbk PT(a)	91,567,400	8,461,053

Construction & Engineering — 1.2%
Adhi Karya Persero Tbk PT	7,229,810	247,427
PP Persero Tbk PT	17,383,922	862,652
Sitara Propertindo Tbk PT(a)(b)	31,243,800	288,305
Waskita Karya Persero Tbk PT	23,199,900	968,648
Wijaya Karya Persero Tbk PT	14,862,170	1,103,727

		3,470,759

Construction Materials — 4.4%
Indocement Tunggal Prakarsa Tbk PT	6,160,344	5,101,996
Semen Indonesia Persero Tbk PT	9,991,555	6,702,070
Waskita Beton Precast Tbk PT	61,425,000	634,851

		12,438,917

Diversified Telecommunication Services — 11.8%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	0	(c)
Link Net Tbk PT	5,380,800	887,593
Telekomunikasi Indonesia Persero Tbk PT	137,091,190	29,557,649
Tower Bersama Infrastructure Tbk PT	38,767,200	2,812,678

		33,257,920

Electronic Equipment, Instruments & Components — 0.3%
Erajaya Swasembada Tbk PT	9,263,000	795,692

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	81,422,700	345,531

Food Products — 8.0%
Astra Agro Lestari Tbk PT	304,100	154,027
Charoen Pokphand Indonesia Tbk PT	24,548,925	9,703,631
Indofood CBP Sukses Makmur Tbk PT	7,204,754	4,019,079
Indofood Sukses Makmur Tbk PT	13,525,330	5,323,111
Inti Agri Resources Tbk PT(a)(b)	190,840,700	448,258
Japfa Comfeed Indonesia Tbk PT	20,009,400	1,232,612
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,635,900	455,084
Sawit Sumbermas Sarana Tbk PT	17,578,400	1,004,652

Security	Shares	Value

Food Products (continued)
Tunas Baru Lampung Tbk PT	6,291,900	$214,467

		22,554,921

Gas Utilities — 0.8%
Perusahaan Gas Negara Tbk PT	39,534,507	2,327,151

Hotels, Restaurants & Leisure — 0.2%
Nusantara Properti International Tbk PT	15,222,900	557,444

Household Products — 3.9%
Unilever Indonesia Tbk PT	20,749,820	11,006,920

Insurance — 0.3%
Panin Financial Tbk PT(a)	70,646,178	812,359

Marine — 0.2%
Berlian Laju Tanker Tbk PT(a)	20,933,614	71,641
Trada Alam Minera Tbk PT(a)(b)	163,879,000	384,929

		456,570

Media — 1.2%
Global Mediacom Tbk PT(a)	30,230,300	391,069
Media Nusantara Citra Tbk PT	23,976,500	1,394,937
Surya Citra Media Tbk PT	24,393,500	1,669,644

		3,455,650

Metals & Mining — 0.6%
Aneka Tambang Tbk	35,455,154	1,298,324
Krakatau Steel Persero Tbk PT(a)	8,618,793	113,265
Timah Tbk PT	4,475,480	136,010

		1,547,599

Multiline Retail — 1.2%
Matahari Department Store Tbk PT(a)	11,159,500	1,107,548
Mitra Adiperkasa Tbk PT	33,063,400	1,640,723
Ramayana Lestari Sentosa Tbk PT	15,941,800	621,959

		3,370,230

Oil, Gas & Consumable Fuels — 3.7%
Adaro Energy Tbk PT	50,668,039	3,814,842
Alfa Energi Investama Tbk PT(a)	7,757,300	61,591
Bukit Asam Tbk PT	13,429,700	1,787,869
Bumi Resources Tbk PT(a)	297,225,000	1,017,197
Indika Energy Tbk PT	7,563,800	331,337
Indo Tambangraya Megah Tbk PT	1,856,100	1,029,049
Medco Energi Internasional Tbk PT(a)	28,172,133	848,442
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	21
Sugih Energy Tbk PT(a)(b)	39,886,700	10,921
United Tractors Tbk PT	1,465,396	1,574,724

		10,475,993

Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Corp. Tbk PT	9,522,200	3,421,735
Pabrik Kertas Tjiwi Kimia Tbk PT	5,333,800	1,449,363

		4,871,098

Personal Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	15,038,100	1,255,748

Pharmaceuticals — 2.5%
Kalbe Farma Tbk PT	71,454,185	6,920,443

Real Estate Management & Development — 4.0%
Alam Sutera Realty Tbk PT(a)	28,676,716	208,058
Bumi Serpong Damai Tbk PT(a)	31,717,622	1,378,555
Ciputra Development Tbk PT	41,567,913	1,635,972
Hanson International Tbk PT(a)(b)	372,896,535	868,924

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Lippo Karawaci Tbk PT(a)	161,426,542	$2,033,024
Pakuwon Jati Tbk PT	66,535,077	1,648,576
PP Properti Tbk PT	172,997,739	592,053
Puradelta Lestari Tbk PT	66,334,600	635,650
Rimo International Lestari Tbk PT(a)(b)	54,096,000	133,019
Sentul City Tbk PT(a)	225,542,900	771,879
Summarecon Agung Tbk PT	40,691,158	1,292,313

		11,198,023

Specialty Retail — 1.4%
Ace Hardware Indonesia Tbk PT	27,717,479	2,950,081
Bintang Oto Global Tbk PT(a)	9,008,300	971,120

		3,921,201

Textiles, Apparel & Luxury Goods — 0.0%
Sri Rejeki Isman Tbk PT	3,469,600	33,722

Tobacco — 3.4%
Gudang Garam Tbk PT	1,616,942	5,395,340
Hanjaya Mandala Sampoerna Tbk PT	31,985,500	4,247,219

		9,642,559

Trading Companies & Distributors — 0.4%
AKR Corporindo Tbk PT	7,769,100	1,249,650

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	8,113,208	1,971,382

Wireless Telecommunication Services — 1.2%
Indosat Tbk PT(a)	7,264,800	1,004,442

Security	Shares	Value

Real Estate Management & Development (continued)
XL Axiata Tbk PT(a)	13,950,100	$2,473,016

		3,477,458

Total Common Stocks — 100.5% (Cost: $489,392,223)		283,718,558

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	410,000	410,000

Total Short-Term Investments — 0.1% (Cost: $410,000)		410,000

Total Investments in Securities — 100.6% (Cost: $489,802,223)		284,128,558

Other Assets, Less Liabilities — (0.6)%		(1,703,031)

Net Assets — 100.0%		$282,425,527

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	197,000	213,000	410,000	$410,000	$1,921	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$281,584,181	$—	$2,134,377	$283,718,558
Money Market Funds	410,000	—	—	410,000

	$281,994,181	$—	$2,134,377	$284,128,558

2